Balances and Transactions with Related Parties and Affiliated Companies	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Balances and Transactions with Related Parties and Affiliated Companies	Balances and Transactions with Related Parties and Affiliated Companies
Balances and transactions between the Company and its subsidiaries have been eliminated in consolidation and are not disclosed in this note.
The consolidated statements of financial position and income include the following balances and transactions with related parties and affiliated companies:

	2021	2020
Balances:
Assets (current included in accounts receivable)
Due from FEMSA and its subsidiaries (see Note 5) (1) (3)	Ps. 634	Ps. 624
Due from The Coca-Cola Company (see Note 5) (1)	820	509
Due from Heineken Group (1)	139	133
Other receivables (1)	—	5
	Ps. 1,593	Ps. 1,271

	2021	2020
Liabilities (current included in suppliers and other liabilities and loans)
Due to FEMSA and its subsidiaries (2) (3)	Ps. 1,380	Ps. 454
Due to The Coca-Cola Company (2)	1,444	3,513
Due to Heineken Group(2)	488	830
Other payables (2)	224	924
	Ps. 3,536	Ps. 5,721

(1) Presented within accounts receivable.
(2) Recorded within accounts payable and suppliers
(3) Parent
Balances due from related parties are considered to be recoverable. Accordingly, for the years ended December 31, 2021, 2020 and 2019, there was no expense resulting from the uncollectibility of balances due from related parties.
Details of transactions between the Company and other related parties are disclosed as follows:

Transactions	2021	2020	2019
Income:
Sales to affiliated parties	Ps. 5,489	Ps. 5,020	Ps. 5,694
Heineken	3	3	5
Expenses:
Purchases and other expenses from FEMSA	7,447	6,538	7,756
Purchases of concentrate from The Coca-Cola Company	37,213	32,222	34,063
Purchases of raw material, beer and operating expenses from Heineken	11,635	11,600	12,755
Advertisement expense paid to The Coca-Cola Company	1,482	865	1,756
Purchases from Ades	—	338	497
Purchases from Jugos del Valle	2,918	2,437	2,863
Purchase of sugar from Promotora Industrial Azucarera, S.A. de C.V.	2,213	2,123	2,728
Purchase of sugar from Beta San Miguel	938	1,023	655
Purchase of canned products from Industria Envasadora de Queretaro, S.A. de C.V...	234	226	682
Purchase of inventories from Leao Alimentos e Bebidas, LTDA	1,320	1,253	1,867
Purchase of resine from Industria Mexicana de Reciclaje, S.A. de C.V.	416	308	281
Donations to Instituto Tecnologico y de Estudios Superiores de Monterrey, A.C. (1) (2)	—	225	127
Donations to Fundación Femsa, A.C.	230	114	146
Other expenses with related parties	156	10	15
(1)     One or more members of the Board of Directors or senior management of the Company are also members of the Board of Directors or senior management of the counterparties to these transactions.
(2)     These donations were made to ITESM through Fundacion FEMSA as intermediary.
The aggregate compensation paid to executive officers and senior management of the Company, recognized as an expense during the reporting period were as follows:

	2021	2020	2019
Current compensations and employee benefits	Ps. 737	Ps. 815	Ps. 978
Termination benefits	—	68	186
Shared based payments	276	190	188